Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Material related party transactions
Included in trade and other receivables from related parties	¥ 16,249	¥ 5,105
Included in trade and other payables to related parties	6,371	13,710
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Included in trade and other receivables from related parties	46	2,150
Included in trade and other payables to related parties		53
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Included in trade and other receivables from related parties	767	2,189
Included in trade and other payables to related parties		70
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Included in trade and other receivables from related parties	293	527
Included in trade and other payables to related parties	9	145
Henhaohe Tea Guangdong Limited
Material related party transactions
Included in trade and other receivables from related parties		239
Miniso Lifestyle Nigeria Limited
Material related party transactions
Included in trade and other receivables from related parties	2,484
Shanghai Kerong Networks Limited
Material related party transactions
Included in trade and other payables to related parties	1,102	1,241
Nome Design Guangzhou Limited
Material related party transactions
Included in trade and other payables to related parties	126	126
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Included in trade and other payables to related parties	4,204	8,971
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Included in trade and other payables to related parties	880	3,104
MINISO Corporation (the "predecessor entity")
Material related party transactions
Included in prepayment to related parties		69
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Included in trade and other receivables from related parties	10,647
Included in lease liabilities due to related parties	78,914	¥ 31,426
Guangzhou Mingchuang Business Development Co., Ltd.
Material related party transactions
Included in trade and other receivables from related parties	2,012
Included in trade and other payables to related parties	¥ 50